Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2020
Dividends to shareholders
Summary of dividends to shareholders

	2020	2019	2018	2020	2019	2018
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2020)	$1.90	$1.90	$1.90	2,489	2,403	2,402
First interim (September 2020)	$0.90	$0.90	$0.90	1,180	1,180	1,139
Total	$2.80	$2.80	$2.80	3,669	3,583	3,541

Reconciliation of dividends paid

	2020	2019	2018
	$m	$m	$m
Dividends charged to equity	3,669	3,583	3,541
Exchange losses on payment of dividend	4	5	10
Hedge contracts relating to payment of dividends (cash flow statement)	(101)	4	(67)
Dividends paid (cash flow statement)	3,572	3,592	3,484